Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,950,000
Previously Paid Amount	0.00
Total Fee Amount	683.60
Total Offset Amount	0.00
Net Fee	683.60
Narrative - Max Aggregate Offering Price	$ 4,950,000
Final Prospectus	true